Stock Based Compensation Plans: (Details Text) (USD $)	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Stock Based Compensation Plans Details Text [Abstract]
Maximum number of options available under the plan	7,550,000
Options available for grant	1,834,500
Maximum term of options	10 years
Options granted	310,000	250,000
Non-cash compensation expense	$ 100,000	$ 500,000
Weighted average grant date fair value of options	$ 0.87	$ 0.98
Retention units held by officers and directors	1,457,000
Retention units held by others	315,000
Minimum value of retention units	$ 7,700,000